Intangible Assets Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
Intangible assets consisted of the following:

	December 31, 2013	December 31, 2012
	($ in thousands)
Rights-of-way and easements—at cost	$3,920	$3,920
Less: accumulated amortization	(652)	(456)
Net intangible assets	$3,268	$3,464

Amounts in the table above do not include the intangible assets related to the Partnership's Midstream Business, as these amounts have been classified as assets held for sale within the audited consolidated balance sheets (See Note 18).

Schedule of Impaired Intangible Assets [Table Text Block]
The following table sets forth the total amortization expense within the Partnership's audited consolidated statements of operations:

	Year Ended December 31,
	2013	2012	2011
	($ in thousands)
Amortization	$196	$302	$36

The table above does not include amounts related to the Partnership's Midstream Business, as these amounts have been classified as part of discontinued operations within the audited consolidated statements of operations (see Note 18).

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated future amortization expense related to the intangible assets at December 31, 2013, is as follows (in thousands):

Year ending December 31,
2014	$196
2015	$196
2016	$196
2017	$196
2018	$196
Thereafter	$2,288